Annual Total Returns[BarChart] - SA Multi-Managed Mid Cap Growth Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(5.51%)	17.16%	34.82%	9.70%	0.36%	4.71%	26.35%	(3.52%)	36.16%	43.46%